Warrants (Details Textual) (USD $)	3 Months Ended		12 Months Ended		1 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2014
Class of Warrant or Right [Line Items]
Compensation expenses for issuance of warrants	$ 0	$ 2,800	$ 139,620	$ 1,916
Warrant
Class of Warrant or Right [Line Items]
Number of common stock shares to purchase warrant					1,342,500
Warrants dxpiration date					Jan. 31, 2018
Exercise price of warrants					$ 1.10
Fair value of price per warrant					$ 0.104